UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2003

Check here if Amendment [ ]; Amendment Number:
This Amendment (Check only one): [ ] is a restatement
					   [x] adds new holdings entries

Institutional Investment Manager Filing this Report:

Name: Jacobs and Company
Address: 595 Market Street
	   Suite 1140
         San Francisco, CA 94105

13F File Number: 28-6710

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correctly and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person signing this report on behalf of reporting manager:

Name:  Matt Jacobson
Title: Partner
Phone: 415-777-1617
Signature, place, and date of signing:

	Matt Jacobson  San Francisco, CA    April 23, 2003

Report type (check only one):

[X]	13F Holding Report
[ ] 	13F Notice
[ ] 	13F Combination Report

List of other managers reporting for this manager:

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT OF 1934.

Form 13F SUMMARY PAGE

Report Summary:

Number of other included managers:    0

Form 13F information table entry total:

Form 13F information table value total:

                                                 Form 13F Information T
                                                 Value         Shares  SH/ InvstOther  Voting  Authority
Name of Issuer       Title of Class  CUSIP       (x$1,000)    Prn Amt  PRN DscreManager(a) Sole(b) (c) None


Abbott Laboratories  COM             002824 10 0    3,177       84,489 SH                20,000   0     0
Agere Systems Cl B   COM             00845v 20 9       11       16,794 SH                 2,337
Agilent Technologies COM             00846u 10 1      332       25,313 SH                 4,773   0     0
American InternationaCOM             026874 10 7    1,030       20,846 SH                 4,200   0     0
Anheuser Busch       COM             035229 10 3    4,119       88,374 SH                24,600   0     0
AOL Time Warner      COM             00184A 10 5      842       77,591 SH                15,550   0     0
AT&T Wireless Serv.  COM 	       00209A 10 6      144       21,861 SH                 5,453   0     0
Atrix Labs Inc       COM             04962L 10 1      140       10,000 SH                     0   0     0
Auto Data Processing COM             053015 10 3    1,556       50,534 SH                18,500   0     0
Bank of America Corp COM             060505 10 4      230        3,453 SH                     0   0     0
Baxter International COM             071813 10 9    1,355       72,692 SH                 7,514   0     0
Becton Dickinson & CoCOM             075887 10 9    2,518	    73,133 SH                12,000   0     0
Bell South           COM             079860 10 2      810       37,424 SH                 8,800   0     0
Berkshire Hathaway ClCOM             084670 20 7      463          217 SH                     0   0     0
Boeing               COM             097023 10 5    1,132       45,189 SH                 1,400   0     0
BP Amoco             AMERN SH        110889 40 9    3,890      100,819 SH                43,786   0     0
Bristol Myers Squibb COM             110122 10 8    1,880       89,002 SH                12,700   0     0
Cadbury Schweppes PLCADR             127209 30 2      918       42,285 SH                 9,286   0     0
Cardinal Health Inc. COM             14149y 10 8    1,339       23,519 SH                 8,404   0     0
ChevronTexaco        COM             166764 10 0    1,391       21,523 SH                 3,927   0     0
Cisco Systems        COM             17275R 10 2    1,590      122,508 SH                27,350   0     0
Coca Cola Company    COM             191216 10 0    1,519       37,534 SH                 6,900   0     0
Comcast Corp Spl Cl ACOM             200300 20 0      447       16,275 SH                   600   0     0
Comcast Corp New Cl ACOM             20030N 20 0    1,116       39,066 SH                10,086   0     0
ConocoPhillips       COM             20825C 10 4    1,086       23,477 SH                 8,475   0     0
Corning Inc          COM             219350 10 5      423       72,558 SH                13,850   0     0
Costco Companies Inc.COM             22160Q 10 2    1,248       41,569 SH                     0   0     0
Diebold Inc          COM             253651 10 3      229        6,775 SH                     0   0     0
Disney               COM             254687 10 6      949       55,815 SH                 4,310   0     0
Dow Jones            COM             260561 10 5      705       19,904 SH                 6,200   0     0
DuPont               COM             263534 10 9      679       17,487 SH                 4,027   0     0
EMC Corp             COM             268648 10 2      146       20,300 SH                     0   0     0
Eli Lilly            COM             532457 10 8    3,809       66,658 SH                12,200   0     0
Emerson Electric     COM             291011 10 4    1,078       23,780 SH                 5,450   0     0
Exxon Mobil Corp     COM             30231G 10 2    1,919       54,918 SH                13,242   0     0
Gannett              COM             364730 10 1    2,832       40,224 SH                 5,400   0     0
General Electric     COM             369604 10 3    2,467       96,754 SH                31,500   0     0
General Mills	   COM             370334 10 4    1,089       23,925 SH                 5,300   0     0
Golden West FinancialCOM             381317 10 6      402        5,600 SH                     0   0     0
Hewlett-Packard CompaCOM             428236 10 3    1,873      120,476 SH                23,650   0     0
Home Depot Inc.      COM             437076 10 2      892       36,627 SH                 6,200   0     0
Hubbell Inc Class A  CL  A           443510 10 2      444       14,675 SH                 1,100   0     0
Hubbell Inc Class B  CL  B           443510 20 1      360       11,509 SH                   420   0     0
Hutton Tele Trust                    447900 10 1        0       32,000 SH                     0   0     0
Intel Corp           COM             458140 10 0    3,151      218,158 SH                22,900   0     0
Intl Business MachineCOM             459200 10 1    5,451       69,506 SH                12,600   0     0
Jacobson Stores      COM             469834 10 5        1       69,255 SH                     0   0     0
Johnson & Johnson    COM             478160 10 4    5,410       93,493 SH                20,000   0
Kroger Company       COM             501044 10 1      612       46,570 SH                   600   0     0
Lee Enterprises      COM             523768 10 9      649       20,600 SH                     0   0     0
Liberty Media Gr     COM             001957 20 8      940       96,663 SH                     0   0     0
Lucent Technologies  COM             549463 10 7       55       37,534 SH                 7,445   0     0
Masco Corp           COM             574599 10 6    2,015      108,264 SH                19,200   0     0
Mc Cormick & Co      COM NON VTG     579780 20 6    2,439      101,040 SH                27,200   0     0
McClatchy Newspapers CL  A           579489 10 5      586       10,950 SH                     0   0     0
Merck                COM             589331 10 7    2,004       36,583 SH                11,340   0     0
Microsoft Corp.      COM             594918 10 4    1,398       57,768 SH                 8,600   0     0
Minnesota Mining     COM             604059 10 5    1,449       11,145 SH                 4,000   0     0
Motorola             COM             620076 10 9    1,262      152,786 SH                39,600   0     0
New York Times Class CL  A           650111 10 7    2,058       47,712 SH                 2,000   0     0
Park Electrochemical COM		 700416 20 9      178       11,816 SH		      3,965   0     0
Pepsico Inc          COM             713448 10 8    4,598      114,967 SH                24,700   0     0
Pfizer Inc           COM             717081 10 3    9,246      296,754 SH                62,600   0     0
Pharmacia Corp       COM             716941 10 9      327        7,558 SH                     0   0     0
Procter & Gamble     COM             742718 10 9    3,120       35,039 SH                 5,800   0     0
Royal Dutch PetroleumNY REG GLD1.25  780257 80 4      256        6,288 SH                     0   0     0
S B C Communications COM             78387G 10 3    1,197       59,714 SH                 9,400   0     0
Schlumberger         COM             806857 10 8    1,432       37,690 SH                 5,400   0     0
Servicemaster        COM             81760N 10 9      204       20,420 SH                     0   0     0
Snap On Tools        COM             833034 10 1      868       35,095 SH                 2,000   0     0
Sun Microsystems Inc.COM             866810 10 4      116       35,600 SH                     0   0     0
Target Corporation   COM             87612e 10 6    2,271       77,625 SH                15,600   0     0
Tribune Co           COM             896047 10 7    2,057       45,719 SH                14,000   0     0
Tribune / AOL        PFD CV 2%       896047 30 5      362        4,760 SH                 2,000   0     0
U S T Inc            COM             902911 10 6      474       17,175 SH                   675   0     0
Union Pacific Corp   COM             907818 10 8      806       14,655 SH                   200   0     0
United Parcel ServiceCOM		 911312 10 6    1,933       33,920 SH 		      5,675   0     0
Unocal               COM             915289 10 2      213        8,108 SH                     0   0     0
Verizon CommunicationCOM             92343v 10 4    2,495       70,594 SH                22,070   0     0
Vodafone Airtouch ADRADR             92857T 10 7    1,874      102,871 SH                16,550   0     0
Wal-Mart Stores Inc. COM             931142 10 3      948       18,225 SH                     0   0     0
Wells Fargo & CompanyCOM             949740 10 4    2,111       46,924 SH                 6,400   0     0
Wyeth                COM		 983024 10 0    3,311  	    87,563 SH  	 	     17,200   0     0

Alza Corp 0% 14      SUB LYON        022615 AC 2    1,057      750,000 PRN                  350   0     0
Hilton Hotel 5% 06   SUB NT CONV     432848 AL 3    1,652    1,724,000 PRN                  350   0     0